Financial Instruments-Risk Management - Summary of Cross Referencing of Internal Ratings to External Ratings (Detail)	12 Months Ended
Oct. 31, 2018
Investment grade [member] | Equivalent external rating standard and poors AA to A plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	95
Investment grade [member] | Equivalent external rating standard and poors-A to-A minus [member]
Disclosure of internal credit grades [line items]
Internal grade code	90
Investment grade [member] | Equivalent external rating standard and poors BBB plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	87
Investment grade [member] | Equivalent external rating standard and poors BBB [member]
Disclosure of internal credit grades [line items]
Internal grade code	85
Investment grade [member] | Equivalent external rating standard and poors BBB minus[member]
Disclosure of internal credit grades [line items]
Internal grade code	83
Non investment grade [member] | Equivalent external rating standard and poors BB plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	80
Non investment grade [member] | Equivalent external rating standard and poors BB [member]
Disclosure of internal credit grades [line items]
Internal grade code	77
Non investment grade [member] | Equivalent external rating standard and poors BB minus [member]
Disclosure of internal credit grades [line items]
Internal grade code	75
Non investment grade [member] | Equivalent external rating standard and poors-B plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	73
Non investment grade [member] | Equivalent external rating standard and poors-B to-B minus [member]
Disclosure of internal credit grades [line items]
Internal grade code	70
Watch list [member]
Disclosure of internal credit grades [line items]
Internal grade code	30
Watch list [member] | Equivalent external rating standard and poors CCC plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	65
Watch list [member] | Equivalent external rating standard and poors CCC [member]
Disclosure of internal credit grades [line items]
Internal grade code	60
Watch list [member] | Equivalent external rating standard and poors CCC- to CC [Member]
Disclosure of internal credit grades [line items]
Internal grade code	40
Default [member]
Disclosure of internal credit grades [line items]
Internal grade code	21
Probability of default range percentage	100.00%
Top of range [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	99
Probability of default range percentage	0.0448%
Top of range [member] | Investment grade [member] | Equivalent external rating standard and poors AA to A plus [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	0.1304%
Top of range [member] | Investment grade [member] | Equivalent external rating standard and poors-A to-A minus [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	0.1402%
Top of range [member] | Investment grade [member] | Equivalent external rating standard and poors BBB plus [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	0.2187%
Top of range [member] | Investment grade [member] | Equivalent external rating standard and poors BBB [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	0.3176%
Top of range [member] | Investment grade [member] | Equivalent external rating standard and poors BBB minus[member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	0.461%
Top of range [member] | Non investment grade [member] | Equivalent external rating standard and poors BB plus [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	0.5134%
Top of range [member] | Non investment grade [member] | Equivalent external rating standard and poors BB [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	0.5716%
Top of range [member] | Non investment grade [member] | Equivalent external rating standard and poors BB minus [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	0.7518%
Top of range [member] | Non investment grade [member] | Equivalent external rating standard and poors-B plus [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	1.4444%
Top of range [member] | Non investment grade [member] | Equivalent external rating standard and poors-B to-B minus [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	2.7749%
Top of range [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	59.5053%
Top of range [member] | Watch list [member] | Equivalent external rating standard and poors CCC plus [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	10.1814%
Top of range [member] | Watch list [member] | Equivalent external rating standard and poors CCC [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	19.4452%
Top of range [member] | Watch list [member] | Equivalent external rating standard and poors CCC- to CC [Member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	35.4088%
Bottom of range [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	98
Probability of default range percentage	0.00%
Bottom of range [member] | Investment grade [member] | Equivalent external rating standard and poors AA to A plus [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	0.0448%
Bottom of range [member] | Investment grade [member] | Equivalent external rating standard and poors-A to-A minus [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	0.0552%
Bottom of range [member] | Investment grade [member] | Equivalent external rating standard and poors BBB plus [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	0.0876%
Bottom of range [member] | Investment grade [member] | Equivalent external rating standard and poors BBB [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	0.1251%
Bottom of range [member] | Investment grade [member] | Equivalent external rating standard and poors BBB minus[member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	0.1788%
Bottom of range [member] | Non investment grade [member] | Equivalent external rating standard and poors BB plus [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	0.2886%
Bottom of range [member] | Non investment grade [member] | Equivalent external rating standard and poors BB [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	0.4658%
Bottom of range [member] | Non investment grade [member] | Equivalent external rating standard and poors BB minus [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	0.5716%
Bottom of range [member] | Non investment grade [member] | Equivalent external rating standard and poors-B plus [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	0.7518%
Bottom of range [member] | Non investment grade [member] | Equivalent external rating standard and poors-B to-B minus [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	1.4444%
Bottom of range [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	35.4088%
Bottom of range [member] | Watch list [member] | Equivalent external rating standard and poors CCC plus [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	2.7749%
Bottom of range [member] | Watch list [member] | Equivalent external rating standard and poors CCC [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	10.1814%
Bottom of range [member] | Watch list [member] | Equivalent external rating standard and poors CCC- to CC [Member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	19.4452%
Equivalent external rating standard and poors default [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Description of rating	AAA to AA+
Equivalent external rating standard and poors default [member] | Investment grade [member] | Equivalent external rating standard and poors AA to A plus [member]
Disclosure of internal credit grades [line items]
Description of rating	AA to A+
Equivalent external rating standard and poors default [member] | Investment grade [member] | Equivalent external rating standard and poors-A to-A minus [member]
Disclosure of internal credit grades [line items]
Description of rating	A to A-
Equivalent external rating standard and poors default [member] | Investment grade [member] | Equivalent external rating standard and poors BBB plus [member]
Disclosure of internal credit grades [line items]
Description of rating	BBB+
Equivalent external rating standard and poors default [member] | Investment grade [member] | Equivalent external rating standard and poors BBB [member]
Disclosure of internal credit grades [line items]
Description of rating	BBB
Equivalent external rating standard and poors default [member] | Investment grade [member] | Equivalent external rating standard and poors BBB minus[member]
Disclosure of internal credit grades [line items]
Description of rating	BBB-
Equivalent external rating standard and poors default [member] | Non investment grade [member] | Equivalent external rating standard and poors BB plus [member]
Disclosure of internal credit grades [line items]
Description of rating	BB+
Equivalent external rating standard and poors default [member] | Non investment grade [member] | Equivalent external rating standard and poors BB [member]
Disclosure of internal credit grades [line items]
Description of rating	BB
Equivalent external rating standard and poors default [member] | Non investment grade [member] | Equivalent external rating standard and poors BB minus [member]
Disclosure of internal credit grades [line items]
Description of rating	BB-
Equivalent external rating standard and poors default [member] | Non investment grade [member] | Equivalent external rating standard and poors-B plus [member]
Disclosure of internal credit grades [line items]
Description of rating	B+
Equivalent external rating standard and poors default [member] | Non investment grade [member] | Equivalent external rating standard and poors-B to-B minus [member]
Disclosure of internal credit grades [line items]
Description of rating	B to B-
Equivalent external rating standard and poors default [member] | Watch list [member] | Equivalent external rating standard and poors CCC plus [member]
Disclosure of internal credit grades [line items]
Description of rating	CCC+
Equivalent external rating standard and poors default [member] | Watch list [member] | Equivalent external rating standard and poors CCC [member]
Disclosure of internal credit grades [line items]
Description of rating	CCC
Equivalent external rating standard and poors default [member] | Watch list [member] | Equivalent external rating standard and poors CCC- to CC [Member]
Disclosure of internal credit grades [line items]
Description of rating	CCC- to CC
Equivalent external rating standard and poors default [member] | Default [member]
Disclosure of internal credit grades [line items]
Description of rating	Default
Equivalent external rating Moody's default [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Description of rating	Aaa to Aa1
Equivalent external rating Moody's default [member] | Investment grade [member] | Equivalent external rating standard and poors AA to A plus [member]
Disclosure of internal credit grades [line items]
Description of rating	Aa2 to A1
Equivalent external rating Moody's default [member] | Investment grade [member] | Equivalent external rating standard and poors-A to-A minus [member]
Disclosure of internal credit grades [line items]
Description of rating	A2 to A3
Equivalent external rating Moody's default [member] | Investment grade [member] | Equivalent external rating standard and poors BBB plus [member]
Disclosure of internal credit grades [line items]
Description of rating	Baa1
Equivalent external rating Moody's default [member] | Investment grade [member] | Equivalent external rating standard and poors BBB [member]
Disclosure of internal credit grades [line items]
Description of rating	Baa2
Equivalent external rating Moody's default [member] | Investment grade [member] | Equivalent external rating standard and poors BBB minus[member]
Disclosure of internal credit grades [line items]
Description of rating	Baa3
Equivalent external rating Moody's default [member] | Non investment grade [member] | Equivalent external rating standard and poors BB plus [member]
Disclosure of internal credit grades [line items]
Description of rating	Ba1
Equivalent external rating Moody's default [member] | Non investment grade [member] | Equivalent external rating standard and poors BB [member]
Disclosure of internal credit grades [line items]
Description of rating	Ba2
Equivalent external rating Moody's default [member] | Non investment grade [member] | Equivalent external rating standard and poors BB minus [member]
Disclosure of internal credit grades [line items]
Description of rating	Ba3
Equivalent external rating Moody's default [member] | Non investment grade [member] | Equivalent external rating standard and poors-B plus [member]
Disclosure of internal credit grades [line items]
Description of rating	B1
Equivalent external rating Moody's default [member] | Non investment grade [member] | Equivalent external rating standard and poors-B to-B minus [member]
Disclosure of internal credit grades [line items]
Description of rating	B2 to B3
Equivalent external rating Moody's default [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Description of rating	0
Equivalent external rating Moody's default [member] | Watch list [member] | Equivalent external rating standard and poors CCC plus [member]
Disclosure of internal credit grades [line items]
Description of rating	Caa1
Equivalent external rating Moody's default [member] | Watch list [member] | Equivalent external rating standard and poors CCC [member]
Disclosure of internal credit grades [line items]
Description of rating	Caa2
Equivalent external rating Moody's default [member] | Watch list [member] | Equivalent external rating standard and poors CCC- to CC [Member]
Disclosure of internal credit grades [line items]
Description of rating	Caa3 to Ca
Equivalent external rating Dominion Bond Rating Service default [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Description of rating	AAA to AA (high)
Equivalent external rating Dominion Bond Rating Service default [member] | Investment grade [member] | Equivalent external rating standard and poors AA to A plus [member]
Disclosure of internal credit grades [line items]
Description of rating	AA to A (high)
Equivalent external rating Dominion Bond Rating Service default [member] | Investment grade [member] | Equivalent external rating standard and poors-A to-A minus [member]
Disclosure of internal credit grades [line items]
Description of rating	A to A (low)
Equivalent external rating Dominion Bond Rating Service default [member] | Investment grade [member] | Equivalent external rating standard and poors BBB plus [member]
Disclosure of internal credit grades [line items]
Description of rating	BBB (high)
Equivalent external rating Dominion Bond Rating Service default [member] | Investment grade [member] | Equivalent external rating standard and poors BBB [member]
Disclosure of internal credit grades [line items]
Description of rating	BBB
Equivalent external rating Dominion Bond Rating Service default [member] | Investment grade [member] | Equivalent external rating standard and poors BBB minus[member]
Disclosure of internal credit grades [line items]
Description of rating	BBB (low)
Equivalent external rating Dominion Bond Rating Service default [member] | Non investment grade [member] | Equivalent external rating standard and poors BB plus [member]
Disclosure of internal credit grades [line items]
Description of rating	BB (high)
Equivalent external rating Dominion Bond Rating Service default [member] | Non investment grade [member] | Equivalent external rating standard and poors BB [member]
Disclosure of internal credit grades [line items]
Description of rating	BB
Equivalent external rating Dominion Bond Rating Service default [member] | Non investment grade [member] | Equivalent external rating standard and poors BB minus [member]
Disclosure of internal credit grades [line items]
Description of rating	BB (low)
Equivalent external rating Dominion Bond Rating Service default [member] | Non investment grade [member] | Equivalent external rating standard and poors-B plus [member]
Disclosure of internal credit grades [line items]
Description of rating	B (high)
Equivalent external rating Dominion Bond Rating Service default [member] | Non investment grade [member] | Equivalent external rating standard and poors-B to-B minus [member]
Disclosure of internal credit grades [line items]
Description of rating	B to B (low)
Equivalent external rating Dominion Bond Rating Service default [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Description of rating	0
Equivalent external rating Dominion Bond Rating Service default [member] | Watch list [member] | Equivalent external rating standard and poors CCC plus [member]
Disclosure of internal credit grades [line items]
Description of rating	0
Equivalent external rating Dominion Bond Rating Service default [member] | Watch list [member] | Equivalent external rating standard and poors CCC [member]
Disclosure of internal credit grades [line items]
Description of rating	0
Equivalent external rating Dominion Bond Rating Service default [member] | Watch list [member] | Equivalent external rating standard and poors CCC- to CC [Member]
Disclosure of internal credit grades [line items]
Description of rating	0